DEFERRED TAX ASSETS - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 115,716	¥ 115,716	¥ 98,862
(Charged)/Credited to comprehensive income statement		140,748	16,854
Balance at end of year	132,274	273,022	115,716
Change in Accounting Policy (Note 2.2) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in accounting policy (Note2.2)	16,558
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	4,773	4,773	7,003
(Charged)/Credited to comprehensive income statement		(3,490)	(2,230)
Balance at end of year	21,331	17,841	4,773
Impairment provision for receivables [member] | Change in Accounting Policy (Note 2.2) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in accounting policy (Note2.2)	16,558
Impairment provision for fixed assets and construction-in-progress [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	6,948	6,948	4,155
(Charged)/Credited to comprehensive income statement		(493)	2,793
Balance at end of year	6,948	6,455	6,948
Impairment provision for materials and supplies [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	7,120	7,120	5,994
(Charged)/Credited to comprehensive income statement		2,335	1,126
Balance at end of year	7,120	9,455	7,120
Difference in accounting base and tax base of the government grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	25,519	25,519	25,720
(Charged)/Credited to comprehensive income statement		(90)	(201)
Balance at end of year	25,519	25,429	25,519
Difference in accounting base and tax base of employee benefits obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	40,647	40,647	39,655
(Charged)/Credited to comprehensive income statement		5,093	992
Balance at end of year	40,647	45,740	40,647
Loss on disposal of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	30,709	30,709	16,285
(Charged)/Credited to comprehensive income statement		(17,361)	14,424
Balance at end of year	30,709	13,348	30,709
Difference in accounting base and tax base of party organization activity fee [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	0	0	0
(Charged)/Credited to comprehensive income statement		7,973	0
Balance at end of year	0	7,973	0
Difference in accounting base and tax base in the recognition of land disposal proceed [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	0	0	0
(Charged)/Credited to comprehensive income statement		146,781	0
Balance at end of year	0	146,781	0
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	0	0	50
(Charged)/Credited to comprehensive income statement		0	(50)
Balance at end of year	¥ 0	¥ 0	¥ 0